Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Property, Plant and Equipment [Abstract]
Beginning balance	$ 39,364
Ending balance	39,722	$ 39,364
Unpaid additions to property, plant and equipment	92	894
Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	73,314	78,841
Additions	5,019	4,980
Disposals	(1,161)	(8,357)
Foreign currency translation adjustment	1,876	(2,150)
Ending balance	79,048	73,314
Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	(33,950)	(34,531)
Depreciation	5,563	5,469
Disposals	(1,161)	(5,239)
Foreign currency translation adjustment	974	(811)
Ending balance	(39,326)	(33,950)
Land and Land Improvements [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	2,807
Ending balance	2,814	2,807
Land and Land Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	4,091	4,359
Additions	0	0
Disposals	0	(192)
Foreign currency translation adjustment	79	(76)
Ending balance	4,170	4,091
Land and Land Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	(1,284)	(1,290)
Depreciation	46	47
Disposals	0	0
Foreign currency translation adjustment	26	(53)
Ending balance	(1,356)	(1,284)
Buildings [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	23,736
Ending balance	24,427	23,736
Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	29,492	32,346
Additions	933	1,116
Disposals	(31)	(3,378)
Foreign currency translation adjustment	591	(592)
Ending balance	30,985	29,492
Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	(5,756)	(6,661)
Depreciation	686	667
Disposals	(31)	(1,452)
Foreign currency translation adjustment	147	(120)
Ending balance	(6,558)	(5,756)
Equipment [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	11,557
Ending balance	11,370	11,557
Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	36,836	39,088
Additions	3,949	3,700
Disposals	(1,120)	(4,623)
Foreign currency translation adjustment	1,080	(1,329)
Ending balance	40,745	36,836
Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	(25,279)	(25,163)
Depreciation	4,449	4,391
Disposals	(1,120)	(3,673)
Foreign currency translation adjustment	767	(602)
Ending balance	(29,375)	(25,279)
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	1,264
Ending balance	1,111	1,264
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	2,895	3,048
Additions	137	164
Disposals	(10)	(164)
Foreign currency translation adjustment	126	(153)
Ending balance	3,148	2,895
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	(1,631)	(1,417)
Depreciation	382	364
Disposals	(10)	(114)
Foreign currency translation adjustment	34	(36)
Ending balance	$ (2,037)	$ (1,631)